Summary of Significant Accounting Policies (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 01, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Number of insurance-related subsidiaries		2
Investment Securities
Number of components in which other-than-temporary impairment is segregated		2
Non-Accrual Loans
Period of charge off for past due unsecured consumer loans		90 days
Minimum period that past due unsecured loans outstanding may not be placed on nonaccrual status under special circumstances		90 days
Maximum period of non-consumer loans outstanding that is used to evaluate whether loans should be placed on non-accrual status		90 days
Other Real Estate Owned
Other real estate owned		$ 85,879,000	$ 100,106,000
Income Taxes
Percentage of likelihood of realization of recognized tax benefit		50.00%
Liability for unrecognized tax benefits		0	0
Interest expense related to uncertain tax positions		0	0	0
Penalties related to uncertain tax positions		0	0	0
Goodwill and Identified Intangible Assets
Goodwill impairment loss	0
Impairment of identified intangible assets		$ 0
Consolidated Statements of Cash Flows
Maximum term of maturity to classify short term investments as cash equivalents		3 months
Segments of an Enterprise and Related Information
Number of operating segments		1
Number of active operating bank subsidiaries		4